AFS and HTM Debt Securities, OTTI Debt Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 63	$ 28	$ 262
Total changes to OCI for non-credit-related OTTI	1	(11)	(57)
Total OTTI losses recorded on debt securities	64	17	205
Securities of U.S. states and political subdivisions [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	33	2	150
Total changes to OCI for non-credit-related OTTI	(1)	(2)	(5)
Residential [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	4	11
Total changes to OCI for non-credit-related OTTI	(1)	2	(1)
Commercial [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	17	18	80
Total changes to OCI for non-credit-related OTTI	2	(11)	(51)
Other [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	0	4	0
Total changes to OCI for non-credit-related OTTI	1	0	0
Credit-related OTTI [Member] | Debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	27	27	119
Intent-to-sell OTTI [Member] | Debt securities [Member]
OTTI on debt securities (Abstract)
Total OTTI recorded as part of gross realized losses	$ 36	$ 1	$ 143